UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 1, 2021 to December 31, 2021

Commission File Number of issuing entity: 333-224598-07

Central Index Key Number of issuing entity: 0001826657

VERIZON OWNER TRUST 2020-C

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-224598

Central Index Key Number of depositor: 0001737286

VERIZON ABS LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Karrie E. Schweikert

908-559-5672

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

22-3372889

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey (Address of principal executive offices of the issuing entity)	07920 (Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A Notes	☐	☐	☒
Fixed Rate Class B Notes	☐	☐	☒
Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Owner Trust 2020-C for the distribution period commencing on December 1, 2021 and ending on December 31, 2021 is set forth in the monthly investor report relating to the January 20, 2022 distribution, which is attached as Exhibit 99.1 to this Form 10-D.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Owner Trust 2020-C for the distribution period commencing on December 1, 2021 and ending on December 31, 2021. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on February 4, 2022 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Owner Trust 2020-C.

All of the receivables acquired by Verizon Owner Trust 2020-C during the period beginning on January 1, 2021 and ending on (and including) December 31, 2021 (the “2021 Additional Receivables”) were reviewed by Cellco Partnership to confirm that the 2021 Additional Receivables satisfied the requirements and tests set forth in the prospectus, dated October 27, 2020 (the “Prospectus”), under the headings “Receivables—Criteria for Selecting the Receivables” (as of the related cutoff date) and “Receivables—Pool Composition and Credit Enhancement Tests” (as of the related cutoff date). As of the related cutoff date, (i) all of the 2021 Additional Receivables satisfied the eligibility criteria set forth in the Prospectus under the heading “Receivables—Criteria for Selecting the Receivables” and (ii) the Pool Composition Tests and the Credit Enhancement Test set forth in the Prospectus under the heading “Receivables—Pool Composition and Credit Enhancement Tests” were satisfied with respect to the aggregate pool of receivables held by Verizon Owner Trust 2020-C on such date. In addition, as set forth in Sections XIII and XIV of the monthly investor report relating to the January 20, 2022 distribution, attached as Exhibit 99.1 to this Form 10-D, the Credit Enhancement Test and the Pool Composition Tests (each as defined in the Prospectus) were satisfied with respect to the aggregate pool of receivables held by Verizon Owner Trust 2020-C as of December 31, 2021, which included 2021 Additional Receivables. Neither Verizon ABS LLC nor Cellco Partnership engaged a third party to assist with the review of the 2021 Additional Receivables.

Pursuant to the requirements of Item 1121(b) of Regulation AB, (i) there are no material changes to the information provided in the Prospectus pursuant to Items 1110 and 1112 of Regulation AB and (ii) certain changes to the information provided in the Prospectus or otherwise previously disclosed in one or more reports filed under the Securities Exchange Act of 1934, as amended, pursuant to Items 1111 of Regulation AB are provided in Section XVI of the monthly investor report relating to the January 20, 2022 distribution, attached as Exhibit 99.1 to this Form 10-D, and in the tables set forth below.

The following tables show the characteristics or distributions of some characteristics of the pool of receivables (including the 2021 Additional Receivables) (which are collectively referred to as the “Receivables”) as of December 31, 2021. The values and percentages in the following tables may not sum to total due to rounding. All percentages and averages are based on the aggregate principal balance of the Receivables as of December 31, 2021 unless otherwise stated.

Number of Receivables	3,748,552
Number of accounts	3,373,557
Aggregate original principal balance	$2,756,731,991.39
Aggregate principal balance	$1,395,921,828.40
Principal balance
Minimum	$0.01
Maximum	$1,999.99
Average	$372.39
Average monthly payment	$30.35
Weighted average remaining installments (in months)(1)	14.2
Weighted average FICO® Score(1)(2)(3)	718
Percentage of Receivables with obligors without a FICO® Score(3)	3.70%
Percentage of Receivables with obligors with a down payment(4)	11.11%
Percentage of Receivables with obligors with smart phones	92.17%
Percentage of Receivables with obligors with other wireless devices	7.83%
Percentage of Receivables with obligors with upgrade eligibility(5)	55.28%
Percentage of Receivables with device insurance	35.00%
Percentage of Receivables with account level device insurance(6)	26.69%
Geographic concentration (Top 3 States)(7)
California	9.90%
Florida	6.08%
New York	6.04%
Weighted average customer tenure (in months)(1)(8)	105
Percentage of Receivables with monthly payments	100.00%
Percentage of Receivables with 0.00% APR	100.00%
Percentage of Receivables with 36 month original term	0.30%
Percentage of Receivables with 30 month original term	5.13%
Percentage of Receivables with 24 month original term	94.56%
Percentage of Receivables with 6 month original term(9)	0.00%
Financing for wireless devices	100.00%
Unsecured Receivables	0.01%
Secured Receivables	99.99%

(1)	Weighted averages are weighted by the aggregate principal balance of the Receivables as of December 31, 2021.
(2)	Excludes Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.
(3)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated, with respect to each obligor, on or about the date on which the Receivable was originated.
(4)	Includes both voluntary and required down payments.
(5)	Comprised of obligors whose wireless devices are subject to Verizon Wireless’ current upgrade program.
(6)	See “Origination and Description of Device Payment Plan Agreement Receivables—Insurance on Wireless Devices” in the Prospectus. Excludes Receivables with device insurance.
(7)	Based on the billing addresses of the obligors.
(8)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.
(9)	Represents a number greater than 0.00% but less than 0.01%.

Geographic Concentration of the Receivables(1)

Geographic Concentration	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
California	349,343	$138,215,991.96	9.90%
Florida	217,959	84,832,676.16	6.08
New York	225,049	84,250,818.91	6.04
Texas	212,607	82,199,593.28	5.89
Ohio	175,349	61,408,273.57	4.40
North Carolina	165,791	61,186,628.36	4.38
Pennsylvania	152,264	53,793,277.57	3.85
Michigan	138,681	50,228,936.61	3.60
New Jersey	131,610	49,404,887.64	3.54
Georgia	132,691	49,197,379.19	3.52
Illinois	125,926	46,487,787.85	3.33
Virginia	123,271	45,558,432.41	3.26
All other	1,598,011	589,157,144.89	42.21

Total	3,748,552	$1,395,921,828.40	100.00%

(1)	The table shows the states with concentrations greater than 3.0% of the aggregate principal balance of the Receivables as of December 31, 2021 based on the billing addresses of the obligors.

Distribution of the FICO® Score of the Receivables (1)

FICO® Score	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance	Percentage of Overall Device Payment Plan Agreement Portfolio(2)
No FICO® Score(3)	143,007	$51,590,180.40	3.70%	4.26%
250 - 599	513,170	188,143,252.42	13.48	15.64
600 - 649	382,484	144,606,237.41	10.36	11.57
650 - 699	481,508	183,807,267.42	13.17	13.92
700 - 749	573,546	218,963,129.97	15.69	15.22
750 or greater	1,654,837	608,811,760.78	43.61	39.39

Total	3,748,552	$1,395,921,828.40	100.00%	100.00%

(1)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated with respect to each obligor on or about the date on which such Receivable was originated.
(2)

Represents the aggregate principal balance of device payment plan agreements in the device payment plan agreement portfolio in each FICO® Score Range as a percentage of the aggregate principal balance of the device payment plan agreement portfolio as of December 31, 2021.

(3)	Represents Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.

Distribution of the Customer Tenure of the Receivables(1)

Customer Tenure	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Less than 7 months	567,201	$220,085,360.71	15.77%
7 months to less than 12 months	69,479	24,764,688.52	1.77
12 months to less than 24 months	199,032	80,230,468.73	5.75
24 months to less than 36 months	208,354	85,407,424.11	6.12
36 months to less than 48 months	180,599	70,727,049.06	5.07
48 months to less than 60 months	166,740	63,760,575.35	4.57
60 months or greater	2,357,147	850,946,261.92	60.96

Total	3,748,552	$1,395,921,828.40	100.00%

(1)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.

Distribution of the Monthly Payment on the Receivables

Monthly Payment	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
$0.01 - $15.00	452,387	$54,330,062.52	3.89%
$15.01 - $20.00	558,805	111,017,588.96	7.95
$20.01 - $25.00	374,361	105,212,472.57	7.54
$25.01 - $30.00	480,296	148,216,871.73	10.62
$30.01 - $35.00	535,830	245,798,126.92	17.61
$35.01 - $40.00	373,642	188,968,959.82	13.54
$40.01 - $45.00	303,024	157,321,465.60	11.27
Greater than $45.00	670,207	385,056,280.28	27.58

Total	3,748,552	$1,395,921,828.40	100.00%

Distribution of the Remaining Installments on the Receivables
Remaining Installments	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
24 months	7,274	$6,585,256.28	0.47%
23 months	35,535	27,452,659.86	1.97
22 months	124,464	91,683,830.97	6.57
21 months	134,592	98,736,201.17	7.07
20 months	141,632	83,698,118.02	6.00
19 months	190,492	108,033,532.58	7.74
18 months	180,213	101,752,410.54	7.29
17 months	168,570	90,225,237.47	6.46
16 months	151,034	74,988,014.12	5.37
15 months	141,003	64,262,634.78	4.60
14 months	91,065	39,440,104.38	2.83
13 months	100,930	40,970,526.30	2.94
12 months	153,936	59,036,774.53	4.23
11 months	186,035	65,182,617.67	4.67
10 months	192,143	63,983,111.92	4.58
9 months	88,783	26,291,639.38	1.88
8 months	386,687	100,359,758.31	7.19
7 months	525,564	123,877,393.52	8.87
6 months	337,162	69,939,549.97	5.01
5 months	143,762	25,762,374.78	1.85
4 months	69,552	10,229,869.20	0.73
3 months	44,136	5,396,915.96	0.39
2 months	40,938	3,528,100.94	0.25
1 month	45,143	2,408,655.62	0.17
0 months	67,907	12,096,540.13	0.87

Total	3,748,552	$1,395,921,828.40	100.00%

Distribution of the Last Payment Type on the Receivables

Last Payment Type	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Credit or Debit Card	1,883,290	$722,276,124.68	51.74%
ACH	566,723	196,656,529.47	14.09
Direct Debit	1,120,097	423,771,703.67	30.36
Check	138,114	37,571,538.87	2.69
Cash or Other(1)	40,328	15,645,931.71	1.12

Total	3,748,552	$1,395,921,828.40	100.00%

(1)	Includes payments received in the form of cash, credits and Verizon-specific gift cards or through an indirect agent.

PART II — OTHER INFORMATION

Item 10.	Exhibits.

Exhibit 99.1	Monthly investor report relating to the January 20, 2022 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: February 4, 2022

VERIZON OWNER TRUST 2020-C
(Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer